Securities Act Registration No. 333-181176

Investment Company Act Registration No. 811-22696

As filed with the Securities and Exchange Commission on June 26, 2015

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☐ Pre-Effective Amendment No.

☒ Post-Effective Amendment No. 30

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

☒ Amendment No. 33

Compass EMP Funds Trust

(Exact Name of Registrant as Specified in Charter)

17605 Wright Street, Omaha, NE 68130

(Address of Principal Executive Offices)(Zip Code)

(402) 895-1600

(Registrant’s Telephone Number, including Area Code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With copy to:

Jay G. Baris

Morrison & Foerster LLP

250 West 55th Street

New York, New York, 10019

212-468-8053 (phone)

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☒	On July 7, 2015 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒   This post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

This Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A for Compass EMP Funds Trust is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended, solely for the purpose of delaying, until July 7, 2015, the effectiveness of Post-Effective Amendment No. 29 (“PEA No. 29”), which was filed with the Securities and Exchange Commission (the “Commission”) via EDGAR on April 15, 2015, accession number 0000894189-15-001847.  Since no other changes are intended to be made to the PEA No. 29 by means of this filing, Parts A and B of PEA No. 29 are incorporated herein by reference.

PART A — PROSPECTUS

The Prospectus for Compass EMP US Small Cap 500 Volatility Weighted Index ETF, Compass EMP International 500 Volatility Weighted Index ETF, Compass EMP Emerging Market 500 Volatility Weighted Index ETF, Compass EMP US High Dividend 100 Volatility Weighted Index ETF, Compass EMP US Small Cap High Dividend 100 Volatility Weighted Index ETF, Compass EMP International High Dividend 100 Volatility Weighted Index ETF and Compass EMP Emerging Market High Dividend 100 Volatility Weighted Index ETF is incorporated by reference to Part A of PEA No. 29.

PART B — STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for Compass EMP US Small Cap 500 Volatility Weighted Index ETF, Compass EMP International 500 Volatility Weighted Index ETF, Compass EMP Emerging Market 500 Volatility Weighted Index ETF, Compass EMP US High Dividend 100 Volatility Weighted Index ETF, Compass EMP US Small Cap High Dividend 100 Volatility Weighted Index ETF, Compass EMP International High Dividend 100 Volatility Weighted Index ETF and Compass EMP Emerging Market High Dividend 100 Volatility Weighted Index ETF is incorporated by reference to Part B of PEA No. 29.

PART C

OTHER INFORMATION

Item 28.  Exhibits

(a)                                 Articles of Incorporation.

(1)                               Registrant’s Amended Agreement and Declaration of Trust, previously filed on July 19, 2013 as an exhibit to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(2)                               Registrant’s Certificate of Trust, previously filed on May 4, 2012 as an exhibit to the Registrant’s Registration Statement, is hereby incorporated by reference.

(b)                                 By-Laws., Amended and Restated May 1, 2015. (filed herewith)

(c)                                  Instruments Defining Rights of Security Holder. None other than in the Amended Agreement and Declaration of Trust and By-Laws of the Registrant.

(d)                                 Investment Advisory Contracts.

(1)(a)                  Investment Advisory Agreement dated May 1, 2015, between Registrant and Victory Capital Management Inc. (“Victory Capital” or the “Adviser”). (filed herewith)

(1)(b)                  Schedule A to Advisory Agreement dated May 1, 2015. (filed herewith)

(1)(c)                   Schedule A to Advisory Agreement dated May 1, 2015, current as of May 21, 2015. (filed herewith)

(2)                                 Investment Advisory Agreement dated May 1, 2015, between CEMPCSVWF Fund Limited and Victory Capital. (filed herewith)

(3)                                 Investment Advisory Agreement dated May 1, 2015, between CEMPCLSSF Fund Limited and Victory Capital. (filed herewith)

(e)                                  Underwriting Contracts.

(1)                                 Underwriting Agreement with Northern Lights Distributors, LLC (“NLD”) with respect to each mutual fund series of the Registrant, previously filed on October 29, 2012 as an exhibit to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(2)                                 Form of Selling Agreement with NLD with respect to each mutual fund series of the Registrant, previously filed on September 5, 2012 as an exhibit to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(3)                                 Distribution Agreement with Quasar Distributors, LLC (“Quasar”) with respect to each exchange-traded fund series of the Registrant, previously filed on June 27, 2014 as an exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(4)                                 Form of Authorized Participant Agreement with respect to each exchange-traded fund series of the Registrant, previously filed on June 27, 2014 as an exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(f)            Bonus or Profit Sharing Contracts. None.

(g)           Custodian Agreements.

(1)                                 Custody Agreement with respect to each mutual fund series of the Registrant, previously filed on October 29, 2012 as an exhibit to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(2)                                 Custody Agreement with respect to each exchange-traded fund series of the Registrant, previously filed on June 27, 2014 as an exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(h)                                 Other Material Contracts.

(1)                                 Revised Fund Services Agreement with Gemini Fund Services, LLC (“GFS”) with respect to each mutual fund series of the Registrant, previously filed on March 29, 2013 as an exhibit to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(2)                                 Fund Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC (“USBFS”) with respect to each exchange-traded fund series of the Registrant, previously filed on June 27, 2014 as an exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(3)                                 Transfer Agent Servicing Agreement with USBFS with respect to each exchange-traded fund series of the Registrant, previously filed on June 27, 2014 as an exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(4)                                 Fund Accounting Servicing Agreement with USBFS with respect to each exchange-traded fund series of the Registrant is, previously filed on June 27, 2014 as an exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(5)                                 Expense Limitation Agreement dated as of May 1, 2015, between Registrant and Victory Capital.(filed herewith)

(i)                                     Legal Opinion. To be filed by amendment.

(j)                                    Other Opinions. None.

(k)                                 Omitted Financial Statements. None.

(l)                                     Initial Capital Agreements. Subscription Agreement between the Trust and the Initial Investor, previously filed on September 5, 2012 as an exhibit to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(m)                             Rule 12b-1 Plans.

(1)(a)                  Revised Class A Master Distribution Plan Pursuant to Rule 12b-1 with respect to each mutual fund series of the Registrant, previously filed on March 29, 2013 as an exhibit to Post-Effective

Amendment No. 7 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(1)(b)                  Amended Exhibit A dated as of February 26, 2014, previously filed on March 3, 2014 as an exhibit to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(2)(a)                  Revised Class T Master Distribution Plan Pursuant to Rule 12b-1 with respect to each mutual fund series of the Registrant, previously filed on March 29, 2013 as an exhibit to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(2)(b)                  Amended Exhibit A dated as of February 26, 2014, previously filed on March 3, 2014 as an exhibit to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(3)(a)                  Revised Class C Master Distribution Plan Pursuant to Rule 12b-1 with respect to each mutual fund series of the Registrant, previously filed on March 29, 2013 as an exhibit to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(3)(b)                  Amended Exhibit A dated as of February 26, 2014, previously filed on March 3, 2014 as an exhibit to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(4)(a)                  Plan of Distribution Pursuant to Rule 12b-1 with respect to each exchange-traded fund series of the Registrant, previously filed on June 27, 2014 as an exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(n)                                 Rule 18f-3 Plan.

(1)                                 Revised Rule 18f-3 Plan, previously filed on March 29, 2013 as an exhibit to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(2)                                 Rule 18f-3 Plan revised as of May 20, 2015. (to be filed by amendment)

(o)                                 Reserved.

(p)                                 Codes of Ethics.

(1)                                 Code of Ethics for the Trust, previously filed on September 5, 2012 as an exhibit to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(2)                                 Code of Ethics for Victory Capital. (filed herewith)

(3)                                 Code of Ethics for NLD, previously filed on September 5, 2012 as an exhibit to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement, is hereby incorporated by reference.

(4)                                 Code of Ethics for Quasar, previously filed on June 27, 2014 as an exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement, is hereby incorporated by reference.

Powers of Attorney with respect to each trustee. (filed herewith)

Powers of Attorney for each of CEMPCLSSF Fund Limited and CEMPCSVWF Fund Limited. (filed herewith)

Item 29.  Control Persons.

None.

Item 30.  Indemnification.

Reference is made to Article VIII of the Registrant’s Agreement and Declaration of Trust, Sections 8 and 9 of the Underwriting Agreement with NLD, Articles 6 and 7 of the Distribution Agreement with Quasar, Section 9 of the Management Agreement, Article X of each Custody Agreement, Section 4 of the Fund Services Agreement with GFS, Section 9 of the Fund Accounting Servicing Agreement with USBFS, Section 6 of the Fund Administration Servicing Agreement with USBFS and Section 7 of the Transfer Agent Servicing Agreement with USBFS. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Article VIII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VIII.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

The Investment Advisory Agreement between Adviser and the Registrant provides that the Adviser will not be liable for any of its actions (e.g., errors of judgment, mistakes of law, losses arising out of investments) on behalf of the Registrant, provided that nothing shall protect, or purport to protect, the Adviser against any liability to the Registrant or to the security holders of the Registrant to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties. No provision of the Investment Advisory Agreement is to be construed to protect any director or officer of the Registrant or the Adviser from liability in violation of Section 17(h), 17(i), or 36(b) of the Investment Company Act of 1940, as amended (the “1940 Act”).

The Underwriting Agreement provides that the Registrant agrees to indemnify, defend and hold NLD, its several officers and directors, and any person who controls NLD within the meaning of Section 15 of the Securities Act free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which NLD, its officers and directors, or any such controlling persons, may incur under the Securities Act, the 1940 Act, or common law or otherwise, arising out of or based upon: (i) any untrue statement, or alleged untrue statement, of a material fact required to be stated in either any Registration Statement or any Prospectus, (ii) any omission, or alleged omission, to state a material fact required to be stated in any Registration Statement or any Prospectus or necessary to make the statements in any of them not misleading, (iii) the Registrant’s failure to maintain an effective Registration statement and Prospectus with respect to Shares of the Funds that are the subject of the claim or demand, or (iv) the Registrant’s failure to provide NLD with advertising or sales materials to be filed with the FINRA on a timely basis.

The Fund Services Agreements with GFS provides that the Registrant agrees to indemnify and hold GFS harmless from and against any and all losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liability arising out of or attributable to the Registrant’s refusal or failure to comply with the terms of the Agreement, or which arise out of the Registrant’s lack of good faith, gross negligence or willful misconduct with respect to the Registrant’s performance under or in connection with this Agreement.

The Consulting Agreement with Northern Lights Compliance Services, LLC (“NLCS”) provides that the Registrant agree to indemnify and hold NLCS harmless from and against any and all losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liability arising out of or attributable to the Trust’s refusal or failure to comply with the terms of the Agreement, or which arise out of the Trust’s lack of good faith, gross negligence or willful misconduct with respect to the Trust’s performance under or in connection with the Agreement. NLCS shall not be liable for, and shall be entitled to rely upon, and may act upon information, records and reports generated by the Trust, advice of the Trust, or of counsel for the Trust and upon statements of the Trust’s independent accountants, and shall be without liability for any action reasonably taken or omitted pursuant to such records and reports.

Each of the Transfer Agent Servicing Agreement, Fund Accounting Servicing Agreement and Fund Administration Servicing Agreement with USBFS provides that USBFS will indemnify and hold the Trust harmless from and against any and all claims, demands, losses, expenses, and liabilities of any and every nature (including reasonable attorneys’ fees) that the Trust may sustain or incur or that may be asserted against the Trust by any person arising out of any action taken or omitted to be taken by USBFS as a result of its refusal or failure to comply with the terms of the agreement, or from its bad faith, negligence, or willful misconduct in the performance of its duties under the agreement. The term “Trust” includes the Trust’s directors, trustees, officers and employees for purposes of this paragraph.

The Distribution Agreement with Quasar provides that the Trust agrees to indemnify, defend and hold harmless Quasar (the “Distributor” as used in this section) and each of its directors and officers and each person, if any, who controls the Distributor against any loss, liability, claim, damages or expense (i) arising by reason of any person acquiring any shares or creation units, based upon the ground that the registration statement, prospectus, shareholder reports or other information filed or made public by the Trust included an untrue statement or alleged untrue statement of a material fact or an omission or alleged omission to state a material fact required to be stated or necessary to make the statements made therein not misleading or (ii) any breach of any representation, warranty or covenant made by the Trust in the Distribution Agreement. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust to be deemed to protect the Distributor against any liability to the Trust or its shareholders to which the Distributor or such person otherwise would be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Additionally, the Distributor agrees that it will indemnify and hold harmless the Trust and each of its Trustees and officers and each person who controls the Trust, against any loss, liability, damages, claim or expense based upon the Securities Act of 1933 or any other statute or common law and arising by reason of any person acquiring any shares or creation units, and alleging a wrongful act of the Distributor or any of its employees or alleging that the registration statement, prospectus, shareholder reports or other information filed or made public by the Trust included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary to make the statements not misleading, insofar as the statement or omission was made in reliance upon and in conformity with information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Distributor in favor of the Trust or any other person indemnified to be deemed to protect the Trust or any other person against any liability to which the Trust or such other person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this agreement.

Item 31.  Activities of Investment Adviser.

Adviser is a wholly-owned subsidiary of Victory Capital Holdings, Inc. (“VCH”). A majority of the equity interest in VCH is owned by Crestview Partners, through one or more investment vehicles, with employees of VCM owning a substantial minority interest in VCH. Adviser provides investment advisory services to institutional clients including corporations, non-profits, public funds, Taft-Harley and sub-advisory clients. Adviser offers domestic and international equity and domestic fixed income strategies to investors through a variety of products, including mutual funds, separate accounts, and collective trust funds. As of April 30, 2015, Adviser had approximately $36.4 billion in assets under management and advisement. Adviser’s principal offices are located at 4900 Tiedeman Road, 4th Floor, Brooklyn, OH 44144, with additional offices in New York, Cincinnati, Tampa and Denver.

To the knowledge of Registrant, none of the directors or officers of the Adviser, except those set forth below, is or has been at any time during the past two calendar years engaged in any other business, profession, vocation or employment of a substantial nature, except that prior to August 1, 2013, certain directors and officers of the Adviser also held positions with the former parent company of Adviser, KeyCorp or its subsidiaries, located at 127 Public Square, Cleveland, Ohio 44114.

The principal executive officers and directors of Adviser and VCH are as follows:

David C. Brown	• Director, Chairman and Chief Executive Officer of Adviser and VCH
Christopher A. Ohmacht	• Director, President of Adviser and VCH
Michael D. Policarpo, II	• Director, Chief Financial Officer and Treasurer of Adviser and VCH
Gregory J. Ewald	• Director, Chief Legal Officer and Secretary of Adviser and VCH

The business address of the foregoing individuals is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

Item 32. Principal Underwriter.

(a)(1)  In addition to acting as the principal underwriter for the mutual fund series of Compass EMP Funds Trust, NLD acts as principal underwriter for the following: AdvisorOne Funds; AmericaFirst Quantitative Funds; Arrow ETF Trust; Copeland Trust, Equinox Funds Trust; Forefront Income Trust; Forethought Variable Insurance Trust; GL Beyond Income Fund; Miller Investment Trust; Morgan Creek Series Trust; Mutual Fund Series Trust; Nile Capital Investment Trust; North Country Funds; Northern Lights Fund Trust; Northern Lights Fund Trust II; Northern Lights Fund Trust III; Northern Lights Variable Trust; OCM Mutual Fund; The Multi-Strategy Growth & Income Fund; The Saratoga Advantage Trust; Total Income+ Real Estate Fund; Tributary Funds, Inc.; and Two Roads Shared Trust and Vertical Capital Income Fund.

(a)(2)  In addition to acting as principal underwriter for the exchange traded fund series of Compass EMP Funds Trust, Quasar acts as the principal underwriter for the following

Academy Funds Trust	Jacob Funds, Inc.
Advisors Series Trust	Jensen Portfolio, Inc.
Aegis Funds	Kirr Marbach Partners Funds, Inc.
Allied Asset Advisors Funds	LKCM Funds
Alpha Architect ETF Trust	LoCorr Investment Trust
Alpine Equity Trust	Loeb King Trust
Alpine Income Trust	Lord Asset Management Trust
Alpine Series Trust	MainGate Trust
Angel Oak Funds Trust	Managed Portfolio Series
Appleton Funds	Matrix Advisors Value Fund, Inc.
Barrett Opportunity Fund, Inc.	Merger Fund
Brandes Investment Trust	Monetta Trust
Bridge Builder Trust	Nicholas Family of Funds, Inc.
Bridges Investment Fund, Inc.	Oaktree Funds
Brookfield Investment Funds	Permanent Portfolio Family of Funds, Inc.

Brown Advisory Funds	Perritt Funds, Inc.
Buffalo Funds	PRIMECAP Odyssey Funds
CG Funds Trust	Professionally Managed Portfolios
Compass EMP Funds Trust	Prospector Funds, Inc.
DoubleLine Funds Trust	Provident Mutual Funds, Inc.
ETF Series Solutions	Purisima Funds
Evermore Funds Trust	Rainier Investment Management Mutual Funds
FactorShares Trust	RBC Funds Trust
First American Funds, Inc.	SCS Financial Funds
First American Investment Funds, Inc.	Stone Ridge Trust
First American Strategy Funds, Inc.	Stone Ridge Trust II
FundX Investment Trust	Thompson IM Funds, Inc.
Glenmede Fund, Inc.	Trust for Professional Managers
Glenmede Portfolios	Trust for Advised Portfolios
Greenspring Fund, Inc.	USA Mutuals
Guinness Atkinson Funds	Wall Street Fund, Inc.
Harding Loevner Funds, Inc.	Westchester Capital Funds
Hennessy Funds Trust	Wisconsin Capital Funds, Inc.
Hotchkis & Wiley Funds	WY Funds
Intrepid Capital Management Funds Trust	YCG Funds
IronBridge Funds, Inc.

(b)(1) NLD is an affiliate of Gemini Fund Services, LLC. To the best of Registrant’s knowledge, the following are the members and officers of NLD:

Name	Positions and Offices with Underwriter	Positions and Offices with Trust
Brian Nielsen	Manager, CEO, Secretary	None
Bill Wostoupal	President	None
Daniel Applegarth	Treasurer/NLOP	None
Mike Nielsen	Chief Compliance Officer and AML Compliance Officer	None

The principal business address of each member and officer of NLD is 17605 Wright Street, Omaha, Nebraska 68130.

(b)(2)  To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name	Position and Offices with Underwriter	Positions and Offices with Trust
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Joseph Bree(1)	Chief Financial Officer, Board Member	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None

Brett Scribner(3)	Assistant Treasurer	None

(1)Principal business address is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(2)Principal business address is 6602 East 75th Street, Indianapolis, Indiana, 46250.

(3)Principal business address is 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c) Does not apply as the Funds do not have a full fiscal year of operation.

Item 33.  Location of Accounts and Records.

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant, Adviser, Principal Underwriters, Administrators and Custodians at the addresses stated in the SAI.

Item 34.  Management Services. Not applicable.

Item 35.  Undertakings. The Registrant undertakes that each Subsidiary and each Director of each Subsidiary hereby consents to service of process within the United States, and to examination of its books and records.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 26th day of June, 2015.

COMPASS EMP FUNDS TRUST

By:	/s/ Christopher K. Dyer

Christopher K. Dyer, President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on the 26th day of June, 2015.

/s/ Chrishtopher K. Dyer	President
Christopher K. Dyer

/s/ Christopher A. Ponte	Treasurer
Christopher A. Ponte

*	Chairman of the Board and Trustee
Leigh A. Wilson

*	Trustee
David Brooks Adcock

*	Trustee
Nigel D. T. Andrews

*	Trustee
E. Lee Beard

*	Trustee
David C. Brown

*	Trustee
Sally M. Dungan

*	Trustee
John L. Kelly

*	Trustee
David L. Meyer

*By:	/s/ Jay G. Baris
Jay G. Baris
Attorney-in-Fact

COMPASS EMP FUNDS TRUST

INDEX TO EXHIBITS

Item 23.

Exhibit Number	Exhibits:

EX-99.(b)	By-Laws., Amended and Restated May 1, 2015.

EX-99.(d)(1)(a)	Investment Advisory Agreement dated May 1, 2015, between Registrant and Victory Capital Management Inc. (“Victory Capital” or the “Adviser”).

EX-99.(d)(1)(b)	Schedule A to Advisory Agreement dated May 1, 2015.

EX-99.(d)(1)(c)	Schedule A to Advisory Agreement dated May1, 2015, current as of May 21, 2015.

EX-99.(d)(2)	Investment Advisory Agreement dated May 1, 2015, between CEMPCSVWF Fund Limited and Victory Capital.

EX-99.(d)(3)	Investment Advisory Agreement dated May 1, 2015, between CEMPCLSSF Fund Limited and Victory Capital.

EX-99.(h)(5)	Expense Limitation Agreement dated as of May 1, 2015, between Registrant and Victory Capital.

EX-99.(p)(2)	Code of Ethics for Victory Capital.

EX-99.	Powers of Attorney with respect to each trustee.

EX-99.	Powers of Attorney for each of CEMPCLSSF Fund Limited and CEMPCSVWF Fund Limited.